Investment Securities Available for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule of Investments [Line Items]
Proceeds from sale and prepayments of investment securities available for sale	$ 79,781,000	$ 69,490,000
Gross realized gains on investment securities available for sale	53,000
Number of securities in unrealized loss positions	2	31
Unrealized loss	$ 67,000	$ 136,000